Long-Term Liabilities - Schedule of Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current portion of long-term borrowings
Current portion of long-term liabilities	$ 3,105	$ 909
Long-term borrowings
Long-term liabilities	3,105	28,824
Accrued interest
Current portion of long-term borrowings
Current portion of long-term liabilities	2,075	305
Other liabilities
Current portion of long-term borrowings
Current portion of long-term liabilities	1,030	604
Long-term borrowings
Long-term liabilities	0	27,915
Limited Recourse Loan Facility
Long-term borrowings
Long-term liabilities	$ 0	$ 27,915